Average Annual Total Returns - International Equity Index Fund	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Since Inception	Institutional before taxes Inception Date	Institutional After Taxes on Distributions One Year		Institutional After Taxes on Distributions Five Years		Institutional After Taxes on Distributions Since Inception		Institutional after taxes on distributions and sale of Fund shares One Year		Institutional after taxes on distributions and sale of Fund shares Five Years		Institutional after taxes on distributions and sale of Fund shares Since Inception		MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) One Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Five Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.17%	7.68%	4.88%	Jun. 01, 2015	7.67%	[1]	7.06%	[1]	4.31%	[1]	5.19%	[1]	5.94%	[1]	3.71%	[1]	7.79%	7.44%	4.92%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).